Employee Stock Incentive Plans - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2020 INR (₨) shares ₨ / shares	Mar. 31, 2019 INR (₨) shares ₨ / shares	Oct. 10, 2019 INR (₨)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock compensation expense recognized	₨ 2,897	₨ 1,262	₨ 1,938
Financial liability	188,215	₨ 183,788		₨ 561
Incremental fair value granted, modified share-based payment arrangements	₨ 739
Employee stock option plans and restricted stock unit option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period description	one to four years
Weighted-average grant-date fair value of options granted | ₨ / shares	₨ 354.78	₨ 260.65	₨ 349.81
Weighted average share price of options exercised | ₨ / shares	₨ 354.45	₨ 267.04	₨ 325.85
Cash settled RSU financial liabilities	₨ 31	₨ 496
Employee stock option plans and restricted stock unit option [member] | Exercisable Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash settled RSU financial liabilities	₨ 11	₨ 15
Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held in wipro equity reward trust | shares	19,401,215	22,746,081	27,353,853
WSRUP 2007 Plan [member] | Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted | shares	2,969,860	2,461,500	1,567,000
WARSUP 2004 Plan [member] | Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted | shares	2,376,980	2,524,600	1,673,000